ACQUISITION (Acquisition of Motel 168, Narrative) (Details)	12 Months Ended									3 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2013 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY	Sep. 30, 2011 Home Inns & Hotels Management Inc. [Member] Ordinary Shares [Member] USD ($)	Dec. 31, 2011 Motel 168 [Member] CNY	Dec. 31, 2011 Motel 168 [Member] CNY	Oct. 01, 2011 Motel 168 [Member] CNY	Oct. 01, 2011 Motel 168 [Member] Ordinary Shares [Member] CNY
Business Acquisition [Line Items]
Percentage of equity interest acquired												100.00%
Total purchase price												2,869,045,000
Cash consideration												2,201,731,000
Share consideration, value													667,314,000
Share consideration, number of ordinary shares													8,149,616
Market price of ordinary shares (in US dollars per share)									$ 12.885
Total acquisition costs											63,824,000
Net revenues	984,712,000	5,961,150,000	5,416,317,000	3,710,452,000	0	0	0	0		346,365,000
Net loss	$ (32,415,000)	(196,222,000)	26,776,000	(351,531,000)						17,516,000